Schedule of stock option activity (Details)	12 Months Ended
	Jul. 31, 2019 CAD ($) Share	Jul. 31, 2018 CAD ($) Share
Share Capital [Abstract]
Options issued, Opening balance | Share	14,388,066	5,748,169
Weighted average exercise price, Opening balance | $	$ 3.02	$ 0.68
Options issued, Granted | Share	12,693,118	10,174,000
Weighted average exercise price, Granted | $	$ 7.27	$ 4.16
Options Issued, Acquired and reissued through acquisition | Share	2,002,365	0
Weighted average exercise price, acquired and reissued through acquisition | $	$ 9.49	$ 0
Options issued, Forfeited | Share	(1,226,763)	(626,830)
Weighted average exercise price, Forfeited | $	$ 6.33	$ 3.44
Options issued, Exercised | Share	(3,567,867)	(907,273)
Weighted average exercise price, Exercised | $	$ 1.20	$ 0.65
Options issued, Closing balance | Share	24,288,919	14,388,066
Weighted average exercise price, Closing balance | $	$ 5.87	$ 3.02